CONSOLIDATED STATEMENTS OF CHANGES IN (DEFICIT) EQUITY - USD ($)	Total	Ordinary shares [Member]	Additional paid-in capital [Member]	Subscription receivable [Member]	Accumulated deficit [Member]	Accumulated other comprehensive loss [Member]	Total JMU Limited shareholders' deficit [Member]	Noncontrolling interest [Member]
Beginning Balance at Dec. 31, 2013	$ (156,888,709)	$ 3,039	$ 7,029,716	$ (3,000)	$ (161,205,591)	$ (2,712,873)	$ (156,888,709)
Beginning Balance (in shares) at Dec. 31, 2013		303,886,640
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation (Note 18)	5,762,384		5,762,384				5,762,384
Accretion for Series A-1, Series A-2 and Series B convertible redeemable preferred shares (Note 16)	(40,814,509)		(12,735,503)		(28,079,006)		(40,814,509)
Net loss	(43,869,825)				(43,856,347)		(43,856,347)	(13,478)
Subscription received	3,000			3,000			3,000
Other comprehensive income (loss)	2,031,505					2,031,380	2,031,380	125
Partial disposal of a VIE			(56,597)				(56,597)	56,597
Ending Balance at Dec. 31, 2014	(233,776,154)	$ 3,039			(233,140,944)	(681,493)	(233,819,398)	43,244
Ending Balance (in shares) at Dec. 31, 2014		303,886,640
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of ordinary shares upon IPO	37,294,600	$ 760	37,293,840				37,294,600
Issuance of ordinary shares upon IPO, shares		75,960,000
Ordinary shares converted to ADS shares for future exercise of share options (Note 15)
Ordinary shares converted to ADS shares for future exercise of share options (Note 15), shares		31,496,832
Exercise of share-based awards (Note 15)	105,908	$ 69	105,839				105,908
Exercise of share-based awards (Note 15), shares		6,866,280
Conversion of Mr. Xu's indebtness into ordinary shares	69,353,223	$ 1,248	69,351,975				69,353,223
Conversion of Mr. Xu's indebtness into ordinary shares, shares		124,835,802
Conversion of Series A-1, Series A-2 and Series B convertible redeemable preferred shares into ordinary shares	127,019,279	$ 1,647	127,017,632				127,019,279
Conversion of Series A-1, Series A-2 and Series B convertible redeemable preferred shares into ordinary shares, shares		164,740,336
Issuance of shares as a consideration for acquisition of JMU	376,964,937	$ 7,414	376,957,523				376,964,937
Issuance of shares as a consideration for acquisition of JMU, shares		741,422,780
Issuance of ordinary shares to Mr. Xu	15,000,000	$ 270	14,999,730				15,000,000
Issuance of ordinary shares to Mr. Xu, shares		27,000,000
Share options exercised (Note 15)	105,908	$ 69	105,839				105,908
Share options exercised (Note 15) (Shares)		6,866,280
Share-based compensation (Note 18)	7,176,600		7,176,600				7,176,600
Purchase the noncontrolling interests of subsidiaries	(111,250)		(68,006)				(68,006)	(43,244)
Accretion for Series A-1, Series A-2 and Series B convertible redeemable preferred shares (Note 16)	(2,365,351)		(2,365,351)				(2,365,351)
Net loss	(93,570,188)				(93,570,188)		(93,570,188)
Other comprehensive income (loss)	1,589,686					1,589,686	1,589,686	0
Ending Balance at Dec. 31, 2015	$ 304,681,290	$ 14,447	630,469,782		(326,711,132)	908,193	304,681,290
Ending Balance (in shares) at Dec. 31, 2015	1,476,208,670	1,476,208,670
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of share-based awards (Note 15)	$ 49,995	$ 23	49,972	0	0	0	49,995	0
Exercise of share-based awards (Note 15), shares		2,294,208
Issuance of ordinary shares to Mr. Xu, shares		27,000,000
Share options exercised (Note 15)	49,995	$ 23	49,972	0	0	0	49,995	0
Share options exercised (Note 15) (Shares)		2,294,208
Restricted share units vested (Note 15)	0	$ 286	(286)	0	0	0	0	0
Restricted share units vested (Note 15) (Shares)		28,639,900
Share-based compensation (Note 18)	1,097,543	$ 0	1,097,543	0	0	0	1,097,543	0
Obligation to issue ordinary shares (Note 3)	1,377,503	0	1,377,503	0	0	0	1,377,503	0
Net loss	(25,293,145)	0	0	0	(25,293,145)	0	(25,293,145)	0
Settlement Amount of share options exercised with shares held by depository bank	0	$ 0	0	0	0	0	0	0
Settlement of share options exercised with shares held by depository bank (Note 15) (Shares)		(30,934,108)
Other comprehensive income (loss)	(33,515,974)	$ 0	0	0	0	(33,515,974)	(33,515,974)	0
Ending Balance at Dec. 31, 2016	$ 248,397,212	$ 14,756	$ 632,994,514	$ 0	$ (352,004,277)	$ (32,607,781)	$ 248,397,212	$ 0
Ending Balance (in shares) at Dec. 31, 2016	1,476,208,670	1,476,208,670